Long-term Borrowing (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of the Group's long-term borrowings
The following table summarizes the details of the Group’s long-term borrowings:

Type	Maturity Date	Principal Amount	Interest Rate Per Annum	As of
				December 31, 2019	December 31, 2020
				RMB	RMB

Bank loan	September 30, 2020	15,000	7.00%	6,818	—
Bank loan	October 1, 2020	25,000	7.00%	62	—
Bank loan	May 20, 2022	20,000	4.60%	—	20,000
Bank loan	May 19, 2023	20,000	4.75%	—	20,000
Bank loan	July 19, 2022	15,400	3.85%		15,400

Total				6,880	55,400

Less: Current portion of long-term borrowings				(6,880)	(1,540)

				—	53,860